UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Lenox Wealth Advisors, Inc.

Address:  530 Fifth Avenue, 11th Floor

New York, NY 10036

Form 13F File Number:   028- __________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory Reynholds
Title: Chief Compliance Officer
Phone: 212-231-9062

Signature, Place, and Date of Signing:

/s/ Gregory Reynholds                New York, NY                        2-12-13
--------------------------------------------------------------------------------
     [Signature]                     [City, State]                       [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

028-10708  Tower Bridge Advisors
028-05119  Alta Capital Management
028-00869  Fred Alger Management Inc
028-00255  Invesco Advisers Inc
028-13173  MFS Institutional Advisors Inc
028-05267  Delaware Management Business Trust
028-00787  TCW Asset Management
028-11296  Penn Capital Management Co Inc
028-05416  Denver Investment Advisors LLC
028-10562  AllianceBernstein L.P.
028-00454  Neuberger Berman LLC
028-05015  Systematic Financial Management LP

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $ 52,345 (thousands)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           Form 13F INFORMATION TABLE

                      COLUMN 1                 COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
                      --------                 --------     -------- --------  ---------------- ---------- -------- ----------------
                                                                      VALUE    SHARES/ SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
                  NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
                  --------------            --------------   -----   --------  ------- --- ---- ---------- -------- ---- ------ ----
AMAZON COM INC                              COM            023135106      131      505 SH          SOLE                          505
APPLE INC                                   COM            037833100      468      986 SH          SOLE                          986
AQUA AMERICA INC                            COM            03836W103       21      724 SH          SOLE                          724
BARCLAYS BANK IPATH ETN DJ UBS COMMODITY
 INDEX                                      COM            06738C778      126    3,031 SH          SOLE                        3,031
BARCLAYS BANK PLC ADR FSPONSORED ADR 1
 ADR REP 4                                  ADR            06738E204        6      289 SH          SOLE                          289
CELGENE CORP                                COM            151020104       10      100 SH          SOLE                          100
CITIGROUP INC NEW                           COM            172967424       24      550 SH          SOLE                          550
COCA COLA COMPANY                           COM            191216100       24      630 SH          SOLE                          630
DIEBOLD INCORPORATED                        COM            253651103        3      102 SH          SOLE                          102
EXXON MOBIL CORPORATION                     COM            30231G102       12      137 SH          SOLE                          137
FIRST TR VALU LINE DIVIDINDEX FUND ETF      COM            33734H106        9      500 SH          SOLE                          500
GENERAL ELECTRIC COMPANY                    COM            369604103        3      119 SH          SOLE                          119
GOLDMAN SACHS GROUP INC                     COM            38141G104       16      103 SH          SOLE                          103
GOOGLE INC CLASS A                          Class A shares 38259P508      149      190 SH          SOLE                          190
INTEL CORP                                  COM            458140100        0        0 SH          SOLE                            0
INTL BUSINESS MACHINES                      COM            459200101      352    1,759 SH          SOLE                        1,759
ISHARES MSCI ETF EMERGING MKTS MINIMUM
 VOLATILITY I                               COM            464286533      440    7,205 SH          SOLE                        7,205
ISHARES TR BARCLAYS TIPSBOND FUND           COM            464287176       31      258 SH          SOLE                          258
ISHARES FTSE CHINA 25 FTSE CHINA 25
 INDEX FD                                   COM            464287184       24      600 SH          SOLE                          600
ISHARES CORE S&P ETF S&P 500 INDEX          COM            464287200        9       60 SH          SOLE                           60
ISHARES CORE TOTAL ETF US BOND MARKET       COM            464287226      356    3,235 SH          SOLE                        3,235
ISHARES IBOXX INVESTOP IBOXX $ INVESTOP
 CORP BOND FUND                             COM            464287242      107      900 SH          SOLE                          900
ISHARES TR MSCI EAFE FD MSCI EAFE INDEX
 FUND                                       COM            464287465      438    7,439 SH          SOLE                        7,439
ISHARES CORE S&P ETF MIDCAP                 COM            464287507   12,405  111,730 SH          SOLE                      111,730
ISHARES RUSSELL 1000 VALRUSSELL 1000
 VALUE INDEX FUND                           COM            464287598    3,538   44,860 SH          SOLE                       44,860
ISHARES TRUST S&P NATL AMT FREE MUNI
 BOND FUND                                  COM            464288414      313    2,808 SH          SOLE                        2,808
ISHARES TRUST IBOXX $ HIGH YIELD CORP BOND
 FUND                                       COM            464288513      185    1,983 SH          SOLE                        1,983
ISHARES S&P GSCI CMDTY COMMODITY INDEXED
 TRUST                                      COM            46428R107      111    3,239 SH          SOLE                        3,239
ISHARES TR HIGH DIVID EQHIGH DIVIDEND
 EQUITY FD                                  COM            46429B663       36      579 SH          SOLE                          579
JPMORGAN CHASE & CO                         COM            46625H100        0        1 SH          SOLE                            1
JP MORGAN EXCH TRADED NTALERIAN MLP         COM            46625H365      274    6,317 SH          SOLE                        6,317
MC DONALDS CORP                             COM            580135101        8       88 SH          SOLE                           88
MCGRAW-HILL COS                             COM            580645109        3       63 SH          SOLE                           63
MERCK & CO INC NEW                          COM            58933Y105       28      672 SH          SOLE                          672
MICROSOFT CORP                              COM            594918104       55    1,979 SH          SOLE                        1,979
PFIZER INCORPORATED                         COM            717081103      412   15,203 SH          SOLE                       15,203
POWERSHS DB COMMDTY INDX                    COM            73935S105        6      199 SH          SOLE                          199
POWERSHS EXCH TRAD FD TRCLEANTECH
 PORTFOLIO                                  COM            73935X278        4      152 SH          SOLE                          152
POWERSHS EXCH TRAD FD TRS&P 500 BUYWRITE
 PORT                                       COM            73936G308        5      242 SH          SOLE                          242
PROCTER & GAMBLE                            COM            742718109      137    1,803 SH          SOLE                        1,803
PROSHARES ULTRA S&P 500                     COM            74347R107      119    1,727 SH          SOLE                        1,727
PROSH ULTRA REAL EST NEWREAL ESTATE         COM            74347X625       16      205 SH          SOLE                          205
PROSHS ULTRA FINL NEW                       COM            74347X633       89    1,109 SH          SOLE                        1,109
GUGGENHEIM ETF S&P MIDCAP 400 PURE GRWT     COM            78355W601        5       50 SH          SOLE                           50
S P D R S&P 500 ETF TR  EXPIRING
 01/22/2118                                 COM            78462F103   27,951  183,680 SH          SOLE                      183,680
SPDR GOLD TRUST SPDR GOLD SHARES            COM            78463V107      132      826 SH          SOLE                          826
SPDR S&P DIVIDEND ETF                       COM            78464A763       31      500 SH          SOLE                          500
SPDR S&P MIDCAP 400 ETF                     COM            78467Y107      695    3,432 SH          SOLE                        3,432
SCHLUMBERGER LTD F                          COM            806857108        4       50 SH          SOLE                           50
SIGMA ALDRICH CORP                          COM            826552101        6       83 SH          SOLE                           83
3M COMPANY                                  COM            88579Y101        5       48 SH          SOLE                           48
UNITED PARCEL SERVICE B CLASS B             Class B shares 911312106       14      173 SH          SOLE                          173
VANGUARD REIT                               COM            922908553    2,730   39,347 SH          SOLE                       39,347
VOLVO AKTBLGT B NEW ORDFCLASS B             Class B shares 928856301       46    3,050 SH          SOLE                        3,050
WATERS CORP                                 COM            941848103        7       71 SH          SOLE                           71
ERICSSON TELFON NEW ORDF                    COM            W26049119        5      400 SH          SOLE                          400
HENNES & MAURITZ AB ORDFSTOCKHOLM SWEDEN    COM            W41422101       36    1,000 SH          SOLE                        1,000
INVESTOR AB SH B ORD FSTOCKHOLM             COM            W48102128       93    3,214 SH          SOLE                        3,214
SKANSKA AB B ORD FB SHARES                  COM            W83567110       14      800 SH          SOLE                          800
SVENSKA CELL B NEW ORD F                    COM            W90152120       36    1,500 SH          SOLE                        1,500
SVENSKA HNDLSBNKN A ORDFCLASS A             Class A shares W90937181       20      500 SH          SOLE                          500